Share-based compensation - Schedule of Allocation of Total Share Based Compensation Expenses (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expenses	$ 42,740	$ 0
General And Administrative Expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expenses	$ 42,740	$ 0